LONG-TERM DEBT - Credit Facility (Details) - Credit Facility - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 14, 2018
Other Current Assets
Aggregate financing commitment	$ 1,199,100	$ 1,200,000	$ 1,200,000
Outstanding borrowings	0	0
Outstanding letters of credit	900	0
Proceeds from Credit Facility (Note 13)	1,075,000	220,000
Repayments of non-current borrowings	$ 1,075,000	$ 220,000
Minimum
Other Current Assets
Standby fee (in percent)	0.24%
Maximum
Other Current Assets
Standby fee (in percent)	0.45%
Base rate advances | Minimum
Other Current Assets
Interest rate	0.20%
Base rate advances | Maximum
Other Current Assets
Interest rate	1.75%
LIBOR advances | Minimum
Other Current Assets
Interest rate	1.20%
LIBOR advances | Maximum
Other Current Assets
Interest rate	2.25%
Performance letters of credit | Minimum
Other Current Assets
Interest rate	0.80%
Performance letters of credit | Maximum
Other Current Assets
Interest rate	1.50%